Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Infrastructure	Total Payments
ARGENTINA | The National Government of Argentina [Member]
Total	$ 12,820		$ 110		$ 12,930
ARGENTINA | Province of Santa Cruz [Member]
Total		$ 13,230	1,860	$ 7,130	22,220
ARGENTINA | Municipality of Puerto Deseado [Member]
Total			130	1,750	1,880
ARGENTINA | Province of Chubut [Member]
Total	280	20	50		350
BOLIVIA | The National Government of Bolivia [Member]
Total	28,200	15,570	90		43,860
BOLIVIA | Autonomous City of Potosi [Member]
Total		9,930			9,930
BOLIVIA | Municipality of Atocha [Member]
Total		1,750			1,750
BRAZIL | The National Government of Brazil [Member]
Total	43,230	12,880	170		56,280
CANADA | City of Timmins [Member]
Total	1,020				1,020
CANADA | WABUN TRIBAL COUNCIL [Member]
Total			120		120
CANADA | FLYING POST FIRST NATION [Member]
Total		1,440			1,440
CANADA | MATACHEWAN FIRST NATION [Member]
Total		350	100		450
CANADA | WAHGOSHIG FIRST NATION [Member]
Total		350			350
CANADA | MATTAGAMI FIRST NATION [Member]
Total		1,440			1,440
CANADA | Apitipi Anicinapek First Nation [Member]
Total			100		100
CHILE | Region of Santiago Metropolitan [Member]
Total			160		160
CHILE | National Government of Chile [Member]
Total	136,220	24,690	2,920		163,830
CHILE | Municipality of Antofagasta [Member]
Total			770		770
CHILE | Municipality of Alhue [Member]
Total			630		630
GUATEMALA | Municipalidad San Rafael Las Flores [Member]
Total	200				200
MEXICO | The National Government of Mexico [Member]
Total	10,010	$ 2,000	8,350		20,360
MEXICO | State of Zacatecas [Member]
Total			870		870
MEXICO | Municipio de Chalchihuites [Member]
Total	1,140				1,140
MEXICO | Municipio de Madera [Member]
Total	100				100
PERU | The National Government of Peru [Member]
Total	$ 159,260		3,960		163,220
PERU | Municipalidad Provincial de Cajabamba [Member]
Total				$ 3,840	3,840
UNITED STATES | United States of America [Member]
Total			$ 320		$ 320